Cover	Mar. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	814-01706
Entity Registrant Name	KKR FS Income Trust Select
Entity Central Index Key	0001975736
Entity Tax Identification Number	92-3617067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false